Saluda Grade Mortgage Funding LLC ABS-15G

Exhibit 99.1 - Schedule 3

Exception Grades
Run Date - 9/13/2025 10:06:44 AM
SitusAMC Loan ID	Redaction ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[Redacted}	1000164257	[Redacted}		33135709			Credit	Missing Document	General	Missing Document	Missing Document: [redacted] Rent Comparison Schedule not provided		[redacted] Rent Comparison Schedule not provided.	The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. Borrower has owned the subject property for at least [redacted] years. The refinance has decreased the borrower's monthly debt payments by [redacted]% or more. The representative FICO score exceeds the guideline minimum by at least [redacted] points.points.	[redacted]% DTI	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-09): Client acknowledged based on the loan DTI.			12/09/2024	2	C	B	C	B	C	B	C	B	C	B		FL	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A			No
[Redacted}	1000164515	[Redacted}		33136071			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.					Reviewer Comment (2025-09-11): Client accepted at time of initial review			09/11/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A					No